-----------------------------
                                                   OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number: 3235-0570

                                                   Expires: September 30, 2007

                                                   Estimated average burden
                                                   hours per response: 19.4
                                                   -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number    811-21531
                                   -----------------------------------


                          TFS Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  1800 Bayberry Court, Suite 103       Richmond, Virginia          23226
--------------------------------------------------------------------------------
           (Address of principal executive offices)              (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401
                                                     ----------------------

Date of fiscal year end:        June 30, 2005
                          ---------------------------------------

Date of reporting period:       June 30, 2005
                          ---------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
   ==========================================================================



                        --------------------------------
                                   TFS MARKET
                                  NEUTRAL FUND
                        --------------------------------
                                 A SERIES OF THE

                          TFS Capital Investment Trust
                        --------------------------------









                                  ANNUAL REPORT
                                  June 30, 2005

















           INVESTMENT ADVISER                          ADMINISTRATOR
           ------------------                          -------------
             TFS CAPITAL LLC                     ULTIMUS FUND SOLUTIONS, LLC
      1800 Bayberry Court, Suite 103                   P.O. Box 46707
        Richmond, Virginia 23226                 Cincinnati, Ohio 45246-0707
                                                       1.888.534.2001


   ==========================================================================
--------------------------------------------------------------------------------

                   TFS
[GRAPHIC OMITTED]  CAPITAL
--------------------------------------------------------------------------------
                                                    TFS CAPITAL INVESTMENT TRUST

Dear Investor,

Enclosed is the first Annual Report to shareholders of the TFS Market Neutral Fund (the "Fund"). On behalf of the Fund and its portfolio manager, TFS Capital LLC ("TFS Capital"), I'd like to thank you for crossing this important milestone with us. We hope that you find this information helpful. Additional information on the fund can be obtained at WWW.TFSCAPITAL.COM. Please note that the Fund has recently been assigned a ticker symbol, TFSMX, and performance information will soon be available through many data providers.

From inception on September 7th, 2004 through the fiscal year end of June 30th, 2005, the TFS Market Neutral Fund generated a 3.77% return, an annualized standard deviation of 5.43%, and a maximum drawdown of 5.48%. Not surprisingly, because of its defensive structure, the Fund lagged the broad market indices in total return during the period (e.g., the S&P 500 Index, with dividends, increased 7.81% during the period). As intended, however, the Fund produced much lower volatility than the broad indices, finishing with an annualized standard deviation almost one-half that of the S&P 500 Index (10.56%) and nearly two-thirds lower than that of the Russell 2000 Index (15.53%).

As of June 30th, 2005, the Fund had a ratio of long dollars to short dollars of 1.58, indicating a significant hedge against market decline. In other words, for every dollar in long positions, the fund had 63 cents in short positions. As described in its prospectus, the fund sells securities short to create this hedge in an effort to minimize overall market exposure. The Fund utilizes a hedge that is constant and that is designed to maintain a consistent level of exposure. TFS Capital considers a constant hedge, which acts like an ongoing insurance policy against a decline in the stock market, to be an indispensable characteristic of the Fund. The Fund did benefit marginally from the rise in the overall market given its slight long bias during the period.

There were no material changes to the investing strategy of the Fund during the period that impacted performance. Performance was generated through the careful application of our proprietary trading models. As described in our prospectus, TFS Capital develops quantitative models through vigorous historical analysis of the stock market. These models help the managers make objective decisions that we believe improve performance.

During the year, Eric Newman joined Kevin Gates and Rich Gates in assuming a more active role in strategy implementation and trade execution. In February of 2005, TFS Capital added a Director of Analysis, Dr. Chao Chen, to assist with strategy development. Chao Chen, with a degree from the UC Berkeley School of Electrical Engineering and Computer Science, brought an expertise in statistical analysis of large datasets and algorithm design to the analysis team. Looking forward to the next fiscal year, our portfolio managers will work to improve existing strategies and test our strategies on international markets.

                                Distributed by Ultimus Fund Distributors, LLC

TFS Market Neutral Fund   P.O. Box 46707   Cincinnati, Ohio 45246-0707   Phone: 1-888-534-2001   Fax: 513-587-3438

                   TFS
[GRAPHIC OMITTED]  CAPITAL
--------------------------------------------------------------------------------
                                                    TFS CAPITAL INVESTMENT TRUST

In summary, performance was deemed to be within our target parameters for the period and we are optimistic about the future of the Fund. Please contact us if you have any questions about this commentary or would like to discuss any topics in greater detail.

Best regards,

/s/ Larry S. Eiben

Larry S. Eiben
Chief Operating Officer
TFS Capital LLC














                                Distributed by Ultimus Fund Distributors, LLC

TFS Market Neutral Fund   P.O. Box 46707   Cincinnati, Ohio 45246-0707   Phone: 1-888-534-2001   Fax: 513-587-3438

                             TFS MARKET NEUTRAL FUND

  Comparison of the Change in Value of a $10,000 Investment in the TFS Market
                     Neutral Fund versus the S&P 500 Index



                                 [GRAPHIC OMITTED]

        TFS Market Neutral Fund                      S&P 500 Index
        -----------------------                      -------------

          9/7/2004  $  10,000                     8/31/2004  $  10,000
         9/30/2004     10,240                     9/30/2004      9,951
        10/31/2004     10,280                    10/31/2004     10,103
        11/30/2004     10,420                    11/30/2004     10,511
        12/31/2004     10,347                    12/31/2004     10,869
         1/31/2005     10,427                     1/31/2005     10,604
         2/28/2005     10,467                     2/28/2005     10,827
         3/31/2005     10,297                     3/31/2005     10,636
         4/30/2005     10,067                     4/30/2005     10,434
         5/31/2005     10,207                     5/31/2005     10,766
         6/30/2005     10,377                     6/30/2005     10,781


Past performance is not predictive of future performance.


                     --------------------------------------
                            TFS MARKET NEUTRAL FUND
                                TOTAL RETURN(a)
                               SINCE INCEPTION(b)
                        (for period ended June 30, 2005)
                         ------------------------------
                                     3.77%
                     --------------------------------------


(a) The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  Initial public offering of shares was September 7, 2004.

--------------------------------------------------------------------------------

                    TFS MARKET NEUTRAL FUND VS S&P 500 INDEX
                              NET SECTOR EXPOSURE*
                        AS OF JUNE 30, 2005 (UNAUDITED)

                                [GRAPHIC OMITTED]


                                         TFS             S&P 500
                                 Market Neutral Fund      Index
                               --------------------------------------
Consumer Discretionary                  0.0%              11.4%
Consumer Staples                       -2.7%              10.1%
Energy                                  8.4%               8.8%
Financials                              4.6%              20.3%
Health Care                            -1.9%              13.4%
Industrials                             6.2%              11.2%
Information Technology                 10.4%              15.1%
Materials                              -0.2%               3.0%
Telecommunication Services              1.1%               3.2%
Utilities                              -0.3%               3.5%
Closed-End Funds                        7.6%               0.0%
Real Estate Investment Trusts           4.9%               0.0%


* The net percentages for the TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages are not likely to total to 100%.

                 TFS MARKET NEUTRAL FUND                                        TFS MARKET NEUTRAL FUND
                  TOP 10 LONG POSITIONS                                          TOP 10 SHORT POSITIONS
                JUNE 30, 2005 (UNAUDITED)                                     JUNE 30, 2005 (UNAUDITED)

SECURITY DESCRIPTION                   % OF NET ASSETS      SECURITY DESCRIPTION                   % OF NET ASSETS
====================================================================================================================
FMC Corp.                                   1.25%           Affymetrix, Inc.                           -1.07%
West Corp.                                  1.23%           Sierra Pacific Resources                   -1.01%
Pioneer Drilling Co.                        1.21%           Smurfit-Stone Container Corp.              -0.98%
Progress Software Corp.                     1.19%           Packaging Corp of America                  -0.91%
Guess?, Inc.                                1.04%           WMS Industries, Inc.                       -0.79%
American Ecology Corp.                      0.93%           Direct General Corp.                       -0.74%
Overnite Corp.                              0.80%           CNET Networks, Inc.                        -0.72%
Black Box Corp.                             0.79%           Red Robin Gourmet Burgers, Inc.            -0.69%
TriZetto Group, Inc. (The)                  0.76%           PETCO Animal Supplies, Inc.                -0.69%
UGI Corp.                                   0.76%           American Greetings Corp. -Class A          -0.65%

TFS MARKET NEUTRAL FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2005
================================================================================
ASSETS
Investments in securities:
  At acquisition cost                                             $  8,021,180
                                                                  ============
  At value (Note 2)                                               $  8,510,441
Deposits with brokers for securities sold short (Note 2)             5,157,038
Dividends and interest receivable                                        4,131
Receivable for investment securities sold                            1,140,314
Other assets                                                            18,586
                                                                  ------------
  TOTAL ASSETS                                                      14,830,510
                                                                  ------------

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $5,092,853)       5,309,651
Payable for investment securities purchased                          1,386,648
Dividends payable on securities sold short (Note 2)                      5,760
Payable to Advisor (Note 4)                                              9,182
Payable to Affiliate (Note 4)                                            4,900
Other accrued expenses                                                  13,654
                                                                  ------------
  TOTAL LIABILITIES                                                  6,729,795
                                                                  ------------

NET ASSETS                                                        $  8,100,715
                                                                  ============

NET ASSETS CONSIST OF:
Paid-in capital                                                   $  7,912,398
Accumulated net realized losses from security transactions             (84,146)
Net unrealized appreciation (depreciation) on:
  Investments                                                          489,261
  Short positions                                                     (216,798)
                                                                  ------------
NET ASSETS                                                        $  8,100,715
                                                                  ============

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                           780,896
                                                                  ============

Net asset value, redemption price and offering price
  per share (a) (Note 2)                                          $      10.37
                                                                  ============

(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2005 (a)
================================================================================
INVESTMENT INCOME
  Dividends                                                       $     73,272
  Interest                                                                  34
                                                                  ------------
                                                                        73,306
                                                                  ------------
EXPENSES
  Investment advisory fees (Note 4)                                    110,296
  Dividend expense                                                      38,155
  Accounting services fees (Note 4)                                     29,306
  Insurance expense                                                     26,053
  Custodian fees                                                        19,980
  Trustees' fees and expenses                                           19,434
  Administration fees (Note 4)                                          16,000
  Compliance service fees (Note 4)                                      16,000
  Registration fees                                                     13,335
  Professional fees                                                     12,793
  Transfer agent fees (Note 4)                                          12,000
  Postage and supplies                                                  10,105
  Pricing fees                                                           9,249
  Other expenses                                                         3,408
                                                                  ------------
    TOTAL EXPENSES                                                     336,114
  Fees waived and expenses reimbursed (Note 4)                        (175,408)
                                                                  ------------
    NET EXPENSES                                                       160,706
                                                                  ------------
NET INVESTMENT LOSS                                                    (87,400)
                                                                  ------------
REALIZED  AND  UNREALIZED  GAINS  (LOSSES) ON  INVESTMENTS
  Net  realized  gains (losses) from security transactions of:
    Investments                                                        214,378
    Short positions                                                   (281,221)
  Net change in unrealized appreciation (depreciation) on:
    Investments                                                        489,261
    Short positions                                                   (216,798)
                                                                  ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                       205,620
                                                                  ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $    118,220
                                                                  ============

(a) Represents the period from the commencement of operations (September 7, 2004) through June 30, 2005.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED JUNE 30, 2005 (a)
================================================================================
FROM OPERATIONS
  Net investment loss                                             $    (87,400)
  Net realized gains (losses) from security transactions of:
    Investments                                                        214,378
    Short positions                                                   (281,221)
  Net change in unrealized appreciation (depreciation) on:
    Investments                                                        489,261
    Short positions                                                   (216,798)
                                                                  ------------
Net increase in net assets from operations                             118,220
                                                                  ------------
FROM DISTRIBUTIONS
  Distributions in excess of net realized gains (losses) from
    security transactions                                               (3,619)
                                                                  ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                          8,398,235
  Net asset value of shares issued in reinvesment of
    distributions to shareholders                                        3,619
  Proceeds from redemption fees collected (Note 2)                       1,107
  Payments for shares redeemed                                        (516,847)
                                                                  ------------
Net increase in net assets from capital share transactions           7,886,114
                                                                  ------------
TOTAL INCREASE IN NET ASSETS                                         8,000,715

NET ASSETS
  Beginning of period                                                  100,000
                                                                  ------------
  End of period                                                   $  8,100,715
                                                                  ============
UNDISTRIBUTED NET INVESTMENT INCOME                               $       --
                                                                  ============
CAPITAL SHARE ACTIVITY
  Shares sold                                                          821,343
  Shares issued in reinvestment of distributions to
    shareholders                                                           350
  Shares redeemed                                                      (50,797)
                                                                  ------------
    Net increase in shares outstanding                                 770,896
  Shares outstanding, beginning of period                               10,000
                                                                  ------------
  Shares outstanding, end of period                                    780,896
                                                                  ============

(a) Represents the period from the commencement of operations (September 7, 2004) through June 30, 2005.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND

FINANCIAL HIGHLIGHTS
================================================================================
                                                                   Period
                                                                    Ended
                                                                   June 30,
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:      2005 (a)
================================================================================
  Net asset value at beginning of period                          $   10.00
                                                                  ---------
  Income from investment operations:
    Net investment loss                                               (0.11)
    Net realized and unrealized gains on investments                   0.49
                                                                  ---------
  Total from investment operations                                     0.38
                                                                  ---------
  Less distributions:
    Distributions in excess of net realized gains (losses)
      from security transactions                                      (0.01)
                                                                  ---------
  Proceeds from redemption fees collected (Note 2)                     0.00(b)
                                                                  ---------
  Net asset value at end of period                                $   10.37
                                                                  =========

RATIOS AND SUPPLEMENTAL DATA:
  Total return (c)                                                     3.77%(d)
                                                                  =========

  Net assets at end of period (000's)                             $   8,101
                                                                  =========

  Ratio of gross expenses to average net assets                        6.82%(g)

  Ratio of net expenses to average net assets (e)                      3.26%(g)

  Ratio of net expenses to average net assets
    excluding dividend expense (e) (f)                                 2.49%(g)

  Ratio of net investment loss to average net assets (f)              -1.77%(g)

  Portfolio turnover rate                                               368%(g)
--------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (September 7, 2004) through June 30, 2005.

(b)  Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions of the redemption of Fund shares.

(d)  Not annualized.

(e)  Ratio was determined after advisory fee waivers and expense reimbursements.

(f) Dividend expense totaled 0.77% (g) of average net assets for the period ended June 30, 2005.

(g)  Annualized.

See accompanying notes to financial statements.

                             TFS MARKET NEUTRAL FUND
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2005
================================================================================
   SHARES    COMMON STOCKS -88.8%                                       VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 15.8%
      2,000  99 Cents Only Stores (a) (b)                          $    25,420
      1,500  Adesa, Inc. (b)                                            32,655
        900  Albany International Corp. - Class A (b)                   28,899
      1,200  Belo Corp. - Class A                                       28,764
      3,200  Bluegreen Corp. (a)                                        55,712
      1,400  Borders Group, Inc. (b)                                    35,434
      1,000  Brink's Co. (The) (b)                                      36,000
      1,100  Buckle, Inc. (The) (b)                                     48,774
      1,000  Carter's, Inc. (a)                                         58,380
      2,400  Citadel Broadcasting Corp. (a)                             27,480
      1,700  Copart, Inc. (a)                                           40,460
        134  CSS Industries, Inc. (b)                                    4,535
      1,100  Education Management Corp. (a) (b)                         37,103
      2,900  Entravision Communications Corp. - Class A (a)             22,591
        100  Factory Card & Party Outlet Corp. (a)                         895
      1,400  First Cash Financial Services, Inc. (a) (b)                29,918
      5,100  Guess?, Inc. (a) (b)                                       84,558
        508  Harrah's Entertainment, Inc.                               36,612
      5,600  Hartmarx Corp. (a)                                         56,392
      3,600  Jacuzzi Brands, Inc. (a) (b)                               38,628
      1,400  John Wiley & Sons, Inc. - Class A (b)                      55,622
      2,500  Korn/Ferry International (a) (b)                           44,375
        500  Media General, Inc. - Class A (b)                          32,380
      2,700  MTR Gaming Group, Inc. (a) (b)                             31,428
      3,500  Rent-Way, Inc. (a)                                         34,440
      4,100  Retail Ventures, Inc. (a) (b)                              55,924
      1,300  Reynolds & Reynolds Co. (The) - Class A (b)                35,139
        900  Rocky Shoes & Boots, Inc. (a) (b)                          28,124
      2,000  Shoe Carnival, Inc. (a)                                    43,520
      1,600  Talbots, Inc.                                              51,952
      7,200  TiVo, Inc. (a)                                             48,096
      4,338  Trans World Entertainment Corp. (a)                        51,318
      1,600  TRW Automotive Holdings Corp. (a) (b)                      39,216
                                                                   -----------
                                                                     1,280,744
                                                                   -----------
             CONSUMER STAPLES - 2.1%
      1,600  7-Eleven, Inc. (a) (b)                                     48,384
        500  Alico, Inc. (b)                                            25,715
      1,900  Domino's Pizza, Inc. (b)                                   42,294
        400  J & J Snack Foods Corp.                                    20,940
      1,700  Movado Group, Inc. (b)                                     32,096
                                                                   -----------
                                                                       169,429
                                                                   -----------

                            TFS MARKET NEUTRAL FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 88.8% (Continued)                          VALUE
--------------------------------------------------------------------------------
             ENERGY - 8.7%
        600  Atwood Oceanics, Inc. (a) (b)                         $    36,936
      1,900  Cleco Corp.                                                40,983
      1,400  Dril-Quip, Inc. (a) (b)                                    40,614
      1,800  Grant Prideco, Inc. (a)                                    47,610
        500  Houston Exploration Co. (The) (a) (b)                      26,525
      1,100  Lone Star Technologies, Inc. (a)                           50,050
        400  Lufkin Industries, Inc. (b)                                14,392
      1,800  Oil States International, Inc. (a) (b)                     45,306
      6,400  Pioneer Drilling Co. (a)                                   97,664
      1,200  Plains All American Pipeline, L.P.                         52,632
      2,700  RPC, Inc. (b)                                              45,684
      2,000  Todco - Class A (a) (b)                                    51,340
      2,000  Toreador Resources Corp. (a)                               48,580
        800  Universal Compression Holdings, Inc. (a) (b)               28,992
      1,400  WESCO International, Inc. (a) (b)                          43,932
      1,400  W-H Energy Services, Inc. (a) (b)                          34,902
                                                                   -----------
                                                                       706,142
                                                                   -----------

             FINANCIALS - 12.9%
        100  Alleghany Corp. (a) (b)                                    29,700
      1,200  Allmerica Financial Corp. (a) (b)                          44,508
      2,000  Apollo Investment Corp. (b)                                36,860
        900  Asset Acceptance Capital Corp. (a) (b)                     23,319
      2,800  Bank Mutual Corp.                                          30,968
      1,200  CB Richard Ellis Group, Inc. (a) (b)                       52,632
      1,500  Center Financial Corp. (b)                                 37,245
      2,300  Collegiate Funding Services, Inc. (a) (b)                  33,534
      2,400  Colonial BancGroup, Inc. (The)                             52,944
      1,400  CompuCredit Corp. (a)                                      47,992
      1,500  First Republic Bank                                        52,995
      1,800  Franklin Bank Corp. (a) (b)                                33,768
      1,100  Global Signal, Inc. (b)                                    41,415
      2,500  Gold Banc Corp., Inc. (b)                                  36,375
      5,800  Instinet Group, Inc. (a) (b)                               30,392
      1,000  International Bancshares Corp. (b)                         28,290
        600  ITLA Capital Corp. (a) (b)                                 32,340
        900  Jones Lang LaSalle, Inc. (a) (b)                           39,807
      2,300  KNBT Bancorp, Inc.                                         34,707
      1,000  National Financial Partners Corp. (b)                      39,140
      1,200  Placer Sierra Bancshares (b)                               32,724
      1,300  Safety Insurance Group, Inc. (b)                           43,888
      1,900  State Auto Financial Corp.                                 58,976
      1,100  Stewart Information Services Corp.                         46,200
      2,400  Universal Amercian Financial Corp. (a) (b)                 54,288
      3,700  Wilshire Bancorp, Inc.                                     53,021
                                                                   -----------
                                                                     1,048,028
                                                                   -----------

                            TFS MARKET NEUTRAL FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 88.8% (Continued)                          VALUE
--------------------------------------------------------------------------------
             HEALTH CARE - 9.3%
     17,900  Advancis Pharmaceutical Corp. (a)                     $    30,788
      1,000  American Physicians Capital, Inc. (a) (b)                  37,150
      1,600  AngioDynamics, Inc. (a) (b)                                34,784
      1,100  Arrow International, Inc. (b)                              35,090
      2,000  Barrier Therapeutics, Inc. (a) (b)                         15,860
      4,200  Caliper Life Sciences, Inc. (a) (b)                        23,520
      3,400  Cholestech Corp. (a) (b)                                   38,318
      2,800  Cotherix, Inc. (a)                                         28,532
      7,100  Enzon Pharmaceuticals, Inc. (a)                            46,008
      4,900  Exelixis, Inc. (a)                                         36,407
      1,200  LIFE TIME FITNESS, Inc. (a)                                39,372
        500  Pediatrix Medical Group, Inc. (a) (b)                      36,770
      3,600  Pharmos Corp. (a) (b)                                       8,820
      1,400  Radiation Therapy Services, Inc. (a) (b)                   37,170
      3,500  Renovis, Inc. (a)                                          53,445
      1,978  Res-Care, Inc. (a) (b)                                     26,822
      2,400  Somanetics Corp. (a)                                       53,928
      4,400  TriZetto Group, Inc. (The) (a) (b)                         61,644
      3,400  Vertex Pharmaceuticals, Inc. (a)                           57,256
      1,400  WellCare Health Plans, Inc. (a) (b)                        49,714
                                                                   -----------
                                                                       751,398
                                                                   -----------
             INDUSTRIALS - 11.2%
        900  AMETEK, Inc. (b)                                           37,665
      2,400  Blount International, Inc. (a) (b)                         40,056
      1,000  Bucyrus International, Inc. (b)                            37,980
      1,400  Compass Minerals International, Inc. (b)                   32,760
      1,700  Covenant Transport, Inc. - Class A (a) (b)                 22,440
      1,600  Dynamex, Inc. (a) (b)                                      27,264
      1,600  Essex Corp. (a) (b)                                        36,608
      5,600  ExpressJet Holdings, Inc. (a)                              47,656
      1,800  First Advantage Corp. - Class A (a) (b)                    41,958
      2,600  Frontier Airlines, Inc. (a)                                26,858
      1,000  Greenbrier Cos., Inc. (The) (b)                            27,100
        600  Harsco Corp. (b)                                           32,730
      1,900  Hub Group, Inc. - Class A (a)                              47,595
      1,500  LECG Corp. (a) (b)                                         31,890
      1,800  Marine Products Corp. (b)                                  26,190
      1,000  Old Dominion Freight Line, Inc. (a) (b)                    26,830
      1,500  Overnite Corp. (b)                                         64,470
      1,700  Pacer International, Inc. (a) (b)                          37,043
      2,200  Perini Corp. (a) (b)                                       36,124
      2,300  Republic Airways Holdings, Inc. (a) (b)                    33,235
      2,400  SCS Transportation, Inc. (a) (b)                           42,720
      1,400  Sirva, Inc. (a) (b)                                        11,914
      1,800  Technical Olympic USA, Inc.                                43,704
      1,240  U.S. Xpress Enterprises, Inc. (a) (b)                      14,768
      2,400  Wabtec Corp.                                               51,552
      1,600  Werner Enterprises, Inc. (b)                               31,424
                                                                   -----------
                                                                       910,534
                                                                   -----------

                            TFS MARKET NEUTRAL FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 88.8% (Continued)                          VALUE
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY - 13.7%
      4,500  @Road, Inc. (a) (b)                                   $    11,970
      2,300  Anaren Microwave, Inc. (a)                                 30,245
      2,000  Blackbaud, Inc. (b)                                        27,000
      1,800  Black Box Corp.                                            63,720
      4,200  Borland Software Corp. (a)                                 28,812
      1,400  Catapult Communications Corp. (a) (b)                      23,884
      1,900  Covansys Corp. (a) (b)                                     24,415
      1,800  Digi International, Inc. (a) (b)                           21,348
      9,600  Entrust, Inc. (a) (b)                                      45,984
      3,200  eSPEED, Inc. - Class A (a) (b)                             28,512
      2,800  Integrated Device Technology, Inc. (a) (b)                 30,100
      3,500  InterVideo, Inc. (a) (b)                                   50,330
      2,000  Ixia (a) (b)                                               38,880
      2,500  JDA Software Group, Inc. (a)                               28,450
      1,300  Kanbay International, Inc. (a) (b)                         30,043
      1,900  LeCroy Corp. (a) (b)                                       26,125
      3,800  MEMC Electronic Materials, Inc. (a) (b)                    59,926
      2,000  Moldflow Corp. (a) (b)                                     25,900
        400  Pomeroy IT Solutions, Inc. (a) (b)                          4,052
      3,200  Progress Software Corp. (a) (b)                            96,480
      4,400  SonicWALL, Inc. (a) (b)                                    23,716
      1,000  SPSS, Inc. (a) (b)                                         19,210
      1,600  SS&C Technologies, Inc. (b)                                50,688
      1,800  Standard Microsystems Corp. (a) (b)                        42,084
      1,500  SYNNEX Corp. (a) (b)                                       26,265
      2,600  Technitrol, Inc. (b)                                       36,738
      2,800  Tier Technologies, Inc. (a)                                23,604
      1,500  TNS, Inc. (a) (b)                                          35,055
      1,900  Virage Logic Corp. (a) (b)                                 19,570
      1,400  Volt Information Sciences, Inc. (a) (b)                    33,222
      2,600  West Corp. (a)                                             99,840
                                                                   -----------
                                                                     1,106,168
                                                                   -----------
             MATERIALS - 10.3%
     10,300  Abitibi-Consolidated, Inc.                                 46,144
      2,200  Agrium, Inc.                                               43,142
      2,500  Aleris International, Inc. (a)                             56,375
      4,200  American Ecology Corp. (b)                                 75,180
        600  AptarGroup, Inc.                                           30,480
      1,700  Astec Industries, Inc. (a)                                 39,423
        900  Brady Corp. - Class A                                      27,900
      4,200  Cambior, Inc. (a)                                           9,156
      4,100  Columbus McKinnon Corp. (a) (b)                            44,916
        700  Cytec Industries, Inc.                                     27,860
      1,800  FMC Corp. (a) (b)                                         101,052
      1,400  H.B. Fuller Co.                                            47,684
      2,900  Goldcorp, Inc.                                             45,762
        900  Lubrizol Corp. (The) (b)                                   37,809

                            TFS MARKET NEUTRAL FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 88.8% (Continued)                        VALUE
--------------------------------------------------------------------------------
             MATERIALS - 10.3% (CONTINUED)
        700  Martin Marietta Materials, Inc.                       $    48,384
      1,700  Material Sciences Corp. (a) (b)                            24,752
      5,700  PolyOne Corp.                                              37,734
        400  Silgan Holdings, Inc. (b)                                  22,496
      1,800  Timken Co.                                                 41,580
      1,100  Westlake Chemical Corp. (b)                                26,950
                                                                   -----------
                                                                       834,779
                                                                   -----------
             TELECOMMUNICATIONS SERVICES - 2.9%
      4,700  Aspect Communications Corp. (a) (b)                        52,781
      4,000  Centennial Communications Corp. (a) (b)                    55,520
      1,700  JAMDAT Mobile, Inc. (a)                                    47,056
      1,800  Journal Communications, Inc. - Class A (b)                 30,240
      2,100  RCN Corp. (a)                                              48,489
                                                                   -----------
                                                                       234,086
                                                                   -----------
             UTILITIES - 1.9%
        700  Crosstex Energy, Inc. (b)                                  33,810
      2,900  Teco Energy, Inc.                                          54,839
      2,200  UGI Corp. (b)                                              61,380
                                                                   -----------
                                                                       150,029
                                                                   -----------
             TOTAL COMMON STOCKS (Cost $6,723,075)                 $ 7,191,337
                                                                   -----------

================================================================================
   SHARES    CLOSED-END FUNDS - 9.4%                                    VALUE
--------------------------------------------------------------------------------
      1,700  AIM Select Real Estate Income Fund                    $    28,934
      1,700  Cohen & Steers REIT and Utility Income Fund, Inc.          32,861
      4,200  Eaton Vance Senior Income Trust                            33,768
      2,100  Eaton Vance Short Duration Diversified Income Fund         36,519
      1,900  Eaton Vance Tax-Advantaged Dividend Income Fund            40,052
      1,900  Eaton Vance Tax-Advantaged Global Dividend
               Opportunities Fund                                       40,128
      2,000  Evergreen Managed Income Fund                              34,920
      1,900  First Trust Value Line Dividend Fund                       27,911
      2,300  Floating Rate Income Strategies Fund, Inc.                 40,296
      1,000  General American Investors Co., Inc.                       32,000
      6,200  MFS Intermediate Income Trust                              40,486
      2,900  Neuberger Berman Real Estate Securities Income Fund,
               Inc.                                                     42,891
      2,800  Neuberger Berman Realty Income Fund, Inc.                  52,640
      1,800  Salomon Brothers Capital and Income Fund, Inc.             30,492
      3,000  Salomon Brothers Emerging Markets Income Fund II, Inc.     39,810
      3,100  Salomon Brothers Global High Income Fund, Inc.             40,858
      2,400  Scudder RREEF Real Estate Fund II                          40,320
      1,700  Tri-Continental Corp.                                      30,277
      6,300  Van Kampen Senior Income Trust                              1,030
      3,900  Western Asset/Claymore US Treasury Inflation Protected
             Securities Fund 2                                          49,413
                                                                   -----------
             TOTAL CLOSED-END FUNDS (Cost $756,580)                $   765,606
                                                                   -----------

                            TFS MARKET NEUTRAL FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    REAL ESTATE INVESTMENT TRUSTS -5.5%                       VALUE
--------------------------------------------------------------------------------
             DIVERSIFIED -0.3%
        900  Correctional Properties Trust                         $    25,470
                                                                   -----------
             HEALTHCARE -0.4%
      2,500  OMEGA Healthcare Investors, Inc. (b)                       32,150
                                                                   -----------
             INDUSTRIAL/OFFICE -1.1%
      1,400  BioMed Realty Trust, Inc. (b)                              33,390
        600  Parkway Properties, Inc. (b)                               30,006
        600  PS Business Parks, Inc.                                    26,670
                                                                   -----------
                                                                        90,066
                                                                   -----------
             LODGING/RESORT -1.8%
      4,800  Highland Hospitality Corp. (b)                             50,160
      2,700  Host Marriott Corp.                                        47,250
      5,200  Meristar Hospitality Corp.                                 44,720
                                                                   -----------
                                                                       142,130
                                                                   -----------
             MORTGAGE BACKED -0.9%
      1,400  Arbor Realty Trust, Inc.                                   40,180
      3,000  Luminent Mortgage Capital, Inc. (b)                        32,370
                                                                   -----------
                                                                        72,550
                                                                   -----------
             RESIDENTIAL -0.3%
      1,500  Education Realty Trust, Inc.                               27,450
                                                                   -----------
             RETAIL -0.7%
      2,000  Tanger Factory Outlet Centers, Inc. (b)                    53,860
                                                                   -----------
             TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $431,703)   $   443,676
                                                                   -----------

================================================================================
   SHARES    MONEY MARKET SECURITIES -1.4%                             VALUE
--------------------------------------------------------------------------------
    109,822  First American Treasury Obligation Fund -Class Y
               (Cost $109,822)                                     $   109,822
                                                                   -----------
             TOTAL INVESTMENTS AT VALUE -105.1% (Cost $8,021,180)  $ 8,510,441

             LIABILITIES IN EXCESS OF OTHER ASSETS -(5.1)%            (409,726)
                                                                   -----------
             TOTAL NET ASSETS -100.0%                              $ 8,100,715
                                                                   ===========

(a) Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

See accompanying notes to financial statements.

                             TFS MARKET NEUTRAL FUND
                       SCHEDULE OF SECURITIES SOLD SHORT
                                 JUNE 30, 2005
================================================================================
   SHARES    COMMON STOCKS -63.2%                                       VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY
      1,600  4Kids Entertainment , Inc. (a)                        $    31,808
      3,000  Action Performance Cos., Inc.                              26,460
        600  Bandag, Inc.                                               27,630
      4,400  Blockbuster, Inc. - Class A                                40,128
      2,700  Callaway Golf Co.                                          41,661
      1,700  Christopher & Banks Corp.                                  31,042
      1,800  Cooper Tire & Rubber Co.                                   33,426
      1,000  Cost Plus, Inc. (a)                                        24,940
      1,800  Cox Radio, Inc. - Class A (a) 2                             8,350
      1,800  Digital Theatre Systems, Inc. (DTS) (a)                    32,094
      1,700  Federal Signal Corp.                                       26,520
      1,100  Gaylord Entertainment Co. (a)                              51,139
      2,500  Great Wolf Resorts, Inc. (a)                               51,100
      2,000  Helen of Troy Ltd. (a)                                     50,920
      1,000  Jos. A. Bank Clothiers, Inc. (a)                           43,300
      4,100  K2, Inc. (a)                                               51,988
      1,400  Kenneth Cole Productions, Inc.                             43,568
      2,200  Labor Ready, Inc. (a)                                      51,282
      1,400  Leapfrog Enterprises, Inc. (a)                             15,820
      2,100  Learning Tree International, Inc. (a)                      25,242
      1,000  Lee Enterprises, Inc.                                      40,090
        700  Oxford Industries, Inc.                                    30,135
      1,900  PETCO Animal Supplies, Inc. (a)                            55,708
        900  Red Robin Gourmet Burgers, Inc. (a)                        55,782
      1,400  Resources Connection, Inc. (a)                             32,522
      3,600  Sharper Image Corp. (a)                                    45,828
      1,350  Shuffle Master, Inc. (a)                                   37,840
      1,800  Superior Industries International, Inc.                    42,660
      2,900  Ultralife Batteries, Inc. (a)                              46,835
      8,100  Visteon Corp. (a)                                          48,843
      1,500  West Marine, Inc. (a)                                      27,090
        800  Winnebago Industries, Inc.                                 26,200
      1,900  WMS Industries, Inc. (a)                                   64,125
                                                                   -----------
                                                                     1,282,076
                                                                   -----------
             CONSUMER STAPLES - 4.8%
      2,000  American Greetings Corp. - Class A                         53,000
        900  American Italian Pasta Co. - Class A                       18,918
      3,900  Bradley Pharmaceuticals, Inc. (a)                          41,925
        900  J.M. Smucker Co.                                           42,246
      5,800  Krispy Kreme Doughnuts, Inc. (a)                           40,368
      1,200  Mobile Mini, Inc. (a) 41,376
      1,200  Nash Finch Co.                                             44,088
        600  P.F. Chang's China Bistro, Inc. (a)                        35,388
        900  Sanderson Farms, Inc.                                      40,896

                            TFS MARKET NEUTRAL FUND
                 SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS -63.2% (Continued)                           VALUE
--------------------------------------------------------------------------------
             CONSUMER STAPLES -4.8% (Continued)
      1,400  Sensient Technologies Corp.                           $    28,854
                                                                   -----------
                                                                       387,059
                                                                   -----------
             ENERGY - 0.3%
      1,200  McMoRan Exploration Co. (a)                                23,412
                                                                   -----------
             FINANCIALS - 8.3%
        600  Affiliated Managers Group, Inc. (a)                        40,998
        900  AmerUs Group Co.                                           43,245
        500  Bear Stearns Cos., Inc.                                    51,970
      1,300  Boston Private Financial Holdings, Inc.                    32,760
      1,800  Bristol West Holdings, Inc.                                32,940
      1,600  Capstead Mortgage Corp.                                    13,248
      3,200  Direct General Corp.                                       59,552
      1,700  FirstMerit Corp.                                           44,387
      1,500  FTI Consulting, Inc. (a)                                   31,350
        600  Global Payments, Inc.                                      40,680
      2,200  Irwin Financial Corp.                                      48,818
      2,300  Metris Cos., Inc. (a)                                      33,258
      3,200  NewAlliance Bancshares, Inc.                               44,960
      3,500  Phoenix Cos., Inc.                                         41,650
      1,000  PrivateBancorp, Inc.                                       35,380
        500  Sun Bancorp, Inc. (a)                                      10,335
        800  TD Banknorth, Inc.                                         23,840
      1,400  Willis Group Holdings Ltd.                                 45,808
                                                                   -----------
                                                                       675,179
                                                                   -----------
             HEALTH CARE - 11.2%
      1,600  Affymetrix, Inc. (a)                                       86,288
      1,100  American Healthways, Inc. (a)                              46,497
      1,100  ArthroCare Corp. (a)                                       38,434
      2,900  AtheroGenics, Inc. (a)                                     46,342
      6,600  Cell Genesys, Inc. (a)                                     35,310
        635  Cerner Corp. (a)                                           43,161
        500  Datascope Corp.                                            16,675
      1,995  Enzo Biochem, Inc. (a)                                     35,770
      1,500  Hanger Orthopedic Group, Inc. (a)                           7,560
      1,300  Hollis-Eden Pharmaceuticals, Inc. (a)                       9,620
      1,000  Invacare Corp.                                             44,360
        900  Kensey Nash Corp. (a)                                      27,216
      3,800  Keryx Biopharmaceuticals, Inc. (a)                         50,160
      2,800  K-V Pharmaceutical Co. - Class A (a)                       46,900
      4,800  Mannkind Corp. (a)                                         48,240
      1,400  Nautilus, Inc.                                             39,900
      1,700  NDCHealth Corp.                                            30,549
      2,200  Noven Pharmaceuticals, Inc. (a)                            38,456

                            TFS MARKET NEUTRAL FUND
                 SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 63.2% (Continued)                          VALUE
--------------------------------------------------------------------------------
             HEALTH CARE - 11.2% (Continued)
      2,700  NPS Pharmaceuticals, Inc. (a)                         $    30,645
      5,800  OCA, Inc. (a)                                              10,904
      3,750  Option Care, Inc.                                          52,875
      1,800  Penwest Pharmaceuticals Co. (a)                            21,276
      1,111  Pharmacyclics, Inc. (a)                                     8,344
        800  Sunrise Senior Living, Inc. (a)                            43,184
      1,200  Ventana Medical Systems, Inc. (a)                          48,276
                                                                   -----------
                                                                       906,942
                                                                   -----------
             INDUSTRIALS - 5.0%
      3,400  AMR Corp. (a)                                              41,174
      2,500  Bowne & Co., Inc.                                          36,150
      1,400  Comstock Homebuilding Cos., Inc. (a)                       33,908
      1,800  Fleetwood Enterprises, Inc. (a)                            18,270
        500  Franklin Electric Co., Inc.                                19,325
      2,500  General Cable Corp. (a)                                    37,075
      1,600  Hudson Highland Group, Inc. (a)                            24,944
      1,600  Insituform Technologies, Inc. - Class A (a)                25,648
      1,600  Littelfuse, Inc. (a)                                       44,560
        200  MAIR Holdings, Inc. (a)                                     1,768
        900  Pre-Paid Legal Services, Inc.                              40,185
      3,100  Top Tankers, Inc. (a)                                      49,197
      1,100  Trinity Industries, Inc.                                   35,233
                                                                   -----------
                                                                       407,437
                                                                   -----------
             INFORMATION TECHNOLOGY - 3.3%
      4,400  Aspen Technology, Inc.(a)                                  22,880
      5,000  CNET Networks, Inc. (a)                                    58,700
      3,900  FalconStor Software, Inc. (a)                              25,467
      1,600  Merge Technologies, Inc. (a)                               30,000
      3,400  Multimedia Games, Inc. (a)                                 37,434
      1,800  Sonic Solutions (a)                                        33,480
      1,000  Stratasys, Inc. (a)                                        32,680
      2,800  TeleTech Holdings, Inc. (a)                                22,820
                                                                   -----------
                                                                       263,461
                                                                   -----------
             MATERIALS - 10.5%
      1,800  A. Schulman, Inc.                                          32,202
      1,600  Bowater, Inc.                                              51,792
      1,200  Calgon Carbon Corp.                                        10,620
      2,000  Caraustar Industries, Inc. (a)                             21,000
      2,100  Century Aluminum Co. (a)                                   42,840
        400  Eagle Materials, Inc.                                      37,036
      1,900  Gilbraltar Industries, Inc.                                35,226
        700  Jarden Corp. (a)                                           37,744
      2,500  Longview Fibre Co.                                         51,375
      2,600  Nalco Holding Co. (a)                                      51,038

                            TFS MARKET NEUTRAL FUND
                 SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 63.2% (Continued)                          VALUE
--------------------------------------------------------------------------------
             MATERIALS - 10.5% (Continued)
      1,200  Neenah Paper, Inc.                                    $    37,164
      1,400  NOVA Chemicals Corp.                                       42,784
      3,500  Packaging Corp. of America                                 73,675
      1,900  Pope & Talbot, Inc.                                        21,090
        900  Potlatch Corp.                                             47,097
      2,400  Ryerson Tull, Inc.                                         34,248
      1,700  Shaw Group, Inc. (The) (a)                                 36,567
      7,800  Smurfit-Stone Container Corp. (a)                          79,326
      4,000  Terra Industries, Inc. (a)                                 27,240
      1,200  USG Corp. (a)                                              51,000
      2,000  Wheeling-Pittsburgh Corp. (a)                              30,760
                                                                   -----------
                                                                       851,824
                                                                   -----------
             TELECOMMUNICATIONS SERVICES - 1.8%
      1,600  Golden Telecom, Inc.                                       49,088
      4,400  MasTec, Inc. (a)                                           38,720
      1,605  REMEC, Inc. (a)                                            10,272
      1,700  UNOVA, Inc. (a)                                            45,271
                                                                   -----------
                                                                       143,351
                                                                   -----------
             UTILITIES - 2.2%
      1,700  Duquesne Light Holdings, Inc.                              31,756
        800  Nicor, Inc.                                                32,936
      1,400  Piedmont Natural Gas Co., Inc.                             33,628
      6,600  Sierra Pacific Resources (a)                               82,170
                                                                   -----------
                                                                       180,490
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $4,907,319)                 $ 5,121,231
                                                                   -----------

================================================================================
   SHARES    CLOSED-END FUNDS - 1.8%                                    VALUE
--------------------------------------------------------------------------------
      7,500  Central Fund of Canada Ltd.                           $    39,750
      1,100  Gabelli Equity Trust, Inc.                                  9,878
      1,400  India Fund, Inc.                                           41,790
      1,200  Pimco Corporate Opportunity Fund                           20,532
      3,500  Templeton Global Income Fund, Inc.                         31,080
                                                                   -----------
             TOTAL CLOSED-END FUNDS (Cost $140,707)                $   143,030
                                                                   -----------

================================================================================
   SHARES    REAL ESTATE INVESTMENT TRUSTS - 0.6%                       VALUE
--------------------------------------------------------------------------------
             RESIDENTIAL - 0.6%
     3,400   Affordable Residential Communities, Inc.
               (Cost $44,827)                                      $    45,390
                                                                   -----------

             TOTAL SECURITIES SOLD SHORT - 65.6% (Proceeds
               $5,092,853)                                         $ 5,309,651
                                                                   ===========

(a) Non-income producing security.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------

1. ORGANIZATION

The TFS Market Neutral Fund (the "Fund") is a diversified series of TFS Capital Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. On June 28, 2004, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to TFS Capital LLC (the "Adviser"), the investment adviser to the Fund. The Fund commenced operations on September 7, 2004.

The Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market. The term "U.S. equity market" means the S&P 500 Index. In addition, the Fund seeks to produce lower volatility than would result from a long-only investment in the U.S. equity market. "Long-only" refers to a portfolio of common stocks that mimics the movement of the S&P 500 Index, as opposed to one that attempts to hedge equity market risk through the use of short positions, equity options or futures contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Securities valuation - The Fund's portfolio securities (including securities sold short) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these and other methods.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares are subject to a redemption fee of 2% if redeemed within 180 days of the date of purchase. For the period ended June 30, 2005, proceeds from redemption fees totaled $1,107.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales. During the period ended June 30, 2005, the Fund distributed $3,619, all of which the tax character was ordinary income.

TFS MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2005
--------------------------------------------------------------------------------

Short positions - The Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 (the "Act") to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2005:

             Cost of  portfolio investments  and
             securities sold short                     $  2,933,998
                                                      ==============
             Gross  unrealized  appreciation           $  1,066,727
             Gross unrealized depreciation                 (799,935)
                                                      --------------
             Net unrealized appreciation               $    266,792
             Post-October losses                            (78,475)
                                                      --------------
             Accumulated earnings                      $    188,317
                                                      ==============

The difference between the federal income tax cost of portfolio of investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Fund had net realized capital losses of $78,478 during the period November 1, 2004 through June 30, 2005, which are treated for federal income tax purposes as arising during the Fund's tax year ending June 30, 2006. These "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

TFS MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2005
--------------------------------------------------------------------------------

For the period ended June 30, 2005, the Fund reclassified net investment losses of $70,097 and $17,303 against paid-in-capital and accumulated net realized losses from security transactions, respectively, on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

3. INVESTMENT TRANSACTIONS

During the period ended June 30, 2005, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $25,144,915 and $17,224,518, respectively.

4. TRANSACTIONS WITH AFFILIATES

INVESTMENT  ADVISORY  AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement.The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annualrate of 2.25% of average daily net assets of the Fund.

The Adviser has contractually agreed to waive its advisory fees and to absorb the Fund's operating expenses (forthe life of the Fund) to the extent necessary to limit the Fund's ordinary operating expenses (all expenses exceptbrokerage, taxes, borrowing costs such as interest and dividend expenses on securities sold short and extraordinaryexpenses) to an amount not exceeding 2.50% of the Fund's average daily net assets (the "Expense Cap"). As aresult of the Expense Cap, the Adviser waived its entire investment advisory fee of $110,296 and reimbursed theFund for other operating expenses of $65,112 during the period ended June 30, 2005.

Advisory fee waivers and expenses absorbed by the Adviser are subject to repayment by the Fund for a period ofthree years after such fees and expenses were incurred, provided that such repayments do not cause the Fund'sordinary operating expenses to exceed the 2.50% Expense Cap. As of June 30, 2005, the Adviser may in the futurerecoup from the Fund fees waived and expenses reimbursed totaling $175,408.

The President of the Trust is also a Principal of the Adviser. Additionally, this individual serves as ChiefCompliance Officer of the Trust and of the Adviser. The Fund reimburses the Adviser $18,000 annually, forthe services provided by the Chief Compliance Officer to the Trust.

ADMINISTRATION  AGREEMENT
Under the terms of an  Administration  Agreement,  Ultimus Fund  Solutions,  LLC
("Ultimus") supplies non-investment related statistical and research data, internal regulatory compliance services and executive andadministrative services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders ofthe Fund, reports to and filings with the Securities and Exchange Commission and state securities commissionsand materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee at anannual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets between$50 million and $100 million; 0.10% of such net assets between $100 million and $250 million; 0.075% of suchnet assets between $250 million and $500 million; and 0.05% of such net assets in excess of $500 million, subjectto a minimum monthly fee of $2,000. The foregoing fee was discounted by 20% during the period ended June 30,2005. Accordingly, Ultimus was paid $16,000 for administration fees during the period. Certain officers of theTrust are also officers of Ultimus.

TFS MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2005
--------------------------------------------------------------------------------

ACCOUNTING  SERVICES  AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a fee, based on current asset levels, of $2,500 per month from the Fund. Additionally, on a monthly basis, effective March 1, 2005, Ultimus receives $3 per trade for accounting for portfolio trades in excess of two hundred trades per month. Prior to March 1, 2005, Ultimus received $5 per trade. The foregoing fees were discounted 20% during the period ended June 30, 2005. Accordingly, Ultimus was paid $29,306 for accounting services fees. In addition, the Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

TRANSFER AGENT  AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $20 per shareholder account from the Fund, subject to a $1,500 minimum monthly fee. The foregoing fee was discounted by 20% during the period ended June 30, 2005. Accordingly, Ultimus received $12,000 for transfer agent fees during the period. In addition, the Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION  AGREEMENT
The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services to the Fund and serves as the principal underwriter to the Fund. The Distributor is a wholly owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Advisor.

5. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the TFS Market Neutral Fund of the TFS Capital Investment Trust:

We have audited the accompanying statement of assets and liabilities of the TFS Market Neutral Fund (the "Fund"), a series of the TFS Capital Investment Trust, including the portfolio of investments and schedule of securities sold short, as of June 30, 2005, and the related statements of operations, changes in net assets, and financial highlights for the period from the commencement of operations (September 7, 2004) through June 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TFS Market Neutral Fund as of June 30, 2005, and the results of its operations, changes in net assets, and financial highlights for the period from the commencement of operations (September 7, 2004) through June 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Cincinnati, Ohio
August 17, 2005

TFS CAPITAL INVESTMENT TRUST

TFS MARKET NEUTRAL FUND

BOARD OF TRUSTEES AND OFFICERS (Unaudited)
--------------------------------------------------------------------------------

Overall responsibility for management of the Trust rests with its Trustees, who are elected by the Trust's shareholders. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust's day-to-day operations. The officers have been elected for an annual term. Certain officers of the Trust also may serve as Trustees.

The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently six Trustees, five of whom are not "interested persons" of the Trust within the meaning of that term under the Investment Company Act of 1940.

The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:


                                                                                                                NUMBER OF
                                                                                                              PORTFOLIOS IN
                                                                                                                  FUND
                                                                          PRINCIPAL OCCUPATION(S) DURING        COMPLEX
                                  LENGTH OF TIME    POSITION(S) HELD     PAST 5 YEARS AND DIRECTORSHIPS OF     OVERSEEN BY
NAME, ADDRESS AND AGE                 SERVED           WITH TRUST               PUBLIC COMPANIES**               TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:

*Larry S. Eiben (age 33)          Since January       Trustee and         Chief Operating Officer and Chief         1
1800 Bayberry Court, Suite 103         2004            President          Compliance Officer of TFS Capital
Richmond, Virginia 23226                                                  LLC

INDEPENDENT TRUSTEES:

Merle C. Hazelton (age 43)          Since June          Trustee           Treasury Manager of GE Financial          1
1800 Bayberry Court, Suite 103         2004                               Assurance from October 2001 to
Richmond, Virginia 23226                                                  present; Controller of Quality
                                                                          Control Services from June 2001 -
                                                                          October 2001; Assistant Treasurer
                                                                          of Heilig-Meyers from October
                                                                          1999 - June 2001

Mark J. Malone (age 39)              Since June         Trustee           Director of Institutional Equities        1
1800 Bayberry Court, Suite 103          2004                              of Deutsche Bank Securities from
Richmond, Virginia 23226                                                  June 1998 - present.

Brian O'Connell (age 46)             Since June         Trustee           Independent writer/author from            1
1800 Bayberry Court, Suite 103          2004                              January 1996 - present
Richmond, Virginia 23226


TFS CAPITAL INVESTMENT TRUST

TFS MARKET NEUTRAL FUND

BOARD OF TRUSTEES AND OFFICERS (Unaudited) (Continued)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                NUMBER OF
                                                                                                              PORTFOLIOS IN
                                                                                                                  FUND
                                                                          PRINCIPAL OCCUPATION(S) DURING        COMPLEX
                                  LENGTH OF TIME    POSITION(S) HELD     PAST 5 YEARS AND DIRECTORSHIPS OF     OVERSEEN BY
NAME, ADDRESS AND AGE                 SERVED           WITH TRUST               PUBLIC COMPANIES**               TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Thomas Michael Frederick          Since June 2004       Trustee           Associate Director of Virginia            1
(age 33)                                                                  Student Aid Foundation from
1800 Bayberry Court, Suite 103                                            February 2004 -  present;
Richmond, Virginia 23226                                                  Associate Chief Financial Officer
                                                                          of Samuel James Ltd. from February
                                                                          2003 - February 2004; Associate
                                                                          with Morgan Stanley from August
                                                                          2002 - December 2003; player in
                                                                          the NationalFootball League from
                                                                          May 1994 - September 2000.

Larry J. Sabato (age 53)          Since June 2004       Trustee           Professor of Politics at the              1
1800 Bayberry Court, Suite 103                                            University of Virginia from
Richmond, Virginia 23226                                                  September 1978 - present.


EXECUTIVE OFFICERS:

Robert G. Dorsey (age 48)         Since June 2004    Vice President       Managing  Director of Ultimus Fund
225 Pictoria Drive, Suite 450                                             Solutions,  LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                    Distributors, LLC

Mark J. Seger (age 43)            Since June 2004       Treasurer         Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450                                             Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                    Distributors, LLC

John F. Splain (age 48)           Since June 2004       Secretary         Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450                                             Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                    Distributors, LLC


* Larry S. Eiben, as an affiliated person of TFS Capital LLC the "Adviser", is considered an "interested person" of the Trust within the meaning of
     Section 2(a)(19) of the 1940 Act.

**   None of the Trustees are directors of public companies.



FEDERAL TAX INFORMATION (Unaudited)
--------------------------------------------------------------------------------

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income made by the Fund during the fiscal year ended June 30, 2005. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $3,619 as taxed at a maximum rate of 15%.

TFS CAPITAL INVESTMENT TRUST
TFS MARKET NEUTRAL FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a front-end sales load. However, a redemption fee of 2% is applied on the sale of shares purchased within 180 days of the date of their purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

TFS CAPITAL INVESTMENT TRUST
TFS MARKET NEUTRAL FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited) (Continued)
--------------------------------------------------------------------------------

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.



--------------------------------------------------------------------------------
                                    Beginning         Ending
                                   Account Value   Account Value  Expenses Paid
                                   Jan. 1, 2005    June 30, 2005  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00       $ 1,002.90       $15.99
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return     $1,000.00       $ 1,008.83       $16.04
  (before expenses)
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 3.22% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).




OTHER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the Securities and Exchange Commission's
(SEC) website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC's website at HTTP://WWW.SEC.GOV.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you will be able to obtain a copy of the filing on the SEC's website at HTTP://WWW.SEC.GOV. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtain by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Merle C. Hazelton. Mr. Hazelton is "independent" for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $16,000 with respect to the registrant's fiscal year ended June 30, 2005.

     (b) AUDIT-RELATED FEES. No fees were billed with respect to the fiscal year ended June 30, 2005 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,000 with respect to the registrant's fiscal year ended June 30, 2005. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

     (d) ALL OTHER FEES. No fees were billed with respect to the fiscal year ended June 30, 2005 for products and services provided by the principal accountant, other than the services reported in paragraphs
          (a) through (c) of this Item.

     (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) During the fiscal year ended June 30, 2005, aggregate non-audit fees of $2,000 were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed during the fiscal year ended June 30, 2005 by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto



Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              TFS Capital Investment Trust
             ---------------------------------------------------------



By (Signature and Title)*    /s/ Larry S. Eiben
                           -------------------------------------------
                           Larry S. Eiben, President


Date          August 22, 2005
      -----------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ Larry S. Eiben
                           -------------------------------------------
                           Larry S. Eiben, President


Date          August 22, 2005
      -----------------------------------




By (Signature and Title)*    /s/ Mark J. Seger
                           -------------------------------------------

                           Mark J. Seger, Treasurer

Date         August 22, 2005
      -----------------------------------



* Print the name and title of each signing officer under his or her signature.